[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
Where the Best Minds Meet(TM)

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Annual Report and Performance Update
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NEW ENGLAND BOND INCOME FUND

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December 31, 1995
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


January 31, 1996

DEAR SHAREHOLDER,

It's a real pleasure to present to you the 1995 Annual Report for New England Bond Income Fund, containing your portfolio manager's commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a
very favorable backdrop for the bond and stock markets.   Long term interest
Rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & Poor's 500 Index,* for its best showing since
1958.   In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, CONSIDER NEW ENGLAND STAR ADVISERS FUND, managed by four prominent equity advisers, and NEW ENGLAND STAR WORLDWIDE FUND, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched NEW ENGLAND STRATEGIC INCOME FUND, under the management of Dan Fuss of Loomis Sayles. One of the industry's most respected managers, Dan Fuss was named 1995's "Bond Fund Manager of the Year" by Morningstar(TM) for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & Poor's 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
**  Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for "providing the highest tier of service excellence in the mutual fund industry."

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last year's stellar performance. At this time it's worth reiterating that long-term investors should not focus on one year's performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We believe you will find your portfolio manager's commentary informative. If you have any questions or comments, please contact your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment objectives and risks, as well as management fees and expenses. You should read it carefully before investing or sending money.

        Sincerely,


        /S/Peter S. Voss                 /S/Henry L.P. Schmelzer
        Peter S. Voss                    Henry L.P. Schmelzer
        Chairman                         President



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              New England Bond Income Fund
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INVESTMENT RESULTS THROUGH DECEMBER 31, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the perfor-mance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES

COMPARED TO GOVT/CORP. BOND INDEX(4) AND THE COST OF LIVING(5)

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Intermediate Government/Corporate
Bond Index (4) and the Cost of Living (5). The data points from the graph are as follows:

NEW ENGLAND BOND INCOME FUND - NET ASSET VALUE(1)
Year                                                   Amount
----                                                   ------
1995                                                   $24,893
1994                                                   $20,612
1993                                                   $21,525
1992                                                   $19,212
1991                                                   $17,881
1990                                                   $15,137
1989                                                   $14,083
1988                                                   $12,587
1987                                                   $11,724
1986                                                   $11,561
12/31/84                                               $10,000

NEW ENGLAND BOND INCOME FUND - WITH MAXIMUM SALES CHARGE(2)
Year                                                   Amount
----                                                   ------
1995                                                   $23,773
1994                                                   $19,685
1993                                                   $20,556
1992                                                   $18,347
1991                                                   $17,077
1990                                                   $14,456
1989                                                   $13,450
1988                                                   $12,020
1987                                                   $11,196
1986                                                   $11,041
12/31/84                                               $ 9,550

LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(4)
Year                                                   Amount
----                                                   ------
1995                                                   $23,297
1994                                                   $20,204
1993                                                   $20,602
1992                                                   $18,937
1991                                                   $17,670
1990                                                   $15,415
1989                                                   $14,120
1988                                                   $12,522
1987                                                   $11,727
1986                                                   $11,312
12/31/84                                               $10,000


COST OF LIVING(5)
Year                                                   Amount
----                                                   ------
1995                                                   $14,055
1994                                                   $13,697
1993                                                   $13,340
1992                                                   $12,983
1991                                                   $12,617
1990                                                   $12,242
1989                                                   $11,537
1988                                                   $11,025
1987                                                   $10,558
1986                                                   $10,110
12/31/84                                               $10,000

  Class Y shares are available only to certain institutional investors. This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will be greater or less than that shown based on differences in inception date, fees
and
  sales charges. All Index and Fund performance assumes reinvested distributions.



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              New England Bond Income Fund
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AVERAGE ANNUAL TOTAL RETURNS 12/31/95

CLASS A (INCEPTION 11/7/73)          1 YEAR      5 YEARS      10 YEARS
Net Asset Value(1)                    20.77%      10.47%        9.55%
With Max. Sales Charge(2)             15.29        9.46         9.05
Lipper Intermediate Investment
Grade Debt Average(6)                 16.62        8.88         8.87

CLASS B (INCEPTION 9/13/93)          1 YEAR        SINCE INCEPTION
Net Asset Value(1)                    19.89%       5.48%
With CDSC(3)                          15.89        4.31
Lehman Intermediate Gov't./Corp.(4)   15.31        5.68
Lipper Intermediate Investment
Grade Debt Average(6)                 16.62        5.06

CLASS C (INCEPTION 12/30/94)         1 YEAR
Net Asset Value(1)                   18.11%
Lehman Intermediate Gov't./Corp.(4)  15.31
Lipper Intermediate Investment
Grade Debt Average(6)                16.62

Class Y (Inception 12/30/94)         1 Year
Net Asset Value(1)                   20.99%
Lehman Intermediate Gov't./Corp.(4)  15.31
Lipper Intermediate Investment
Grade Debt Average(6)                16.62

   These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors.

   NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.
3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
4 Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds issued by the U.S. Government and U.S. corporations having maturities between one and ten years. The Index performance has not been
   adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5 Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.
6 Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.


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              New England Bond Income Fund
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[PHOTO]
NEW ENGLAND BOND INCOME FUND

Portfolio Manager:  Cathy Bunting,
Back Bay Advisors, L.P.

The bond market staged a strong rally in 1995, bouncing back from a disappointing 1994. Early in the year it was clear that investors were optimistic about the outlook for fixed-income securities. That optimism was justified, as the Fed reversed course and lowered rates in July and December.

Essentially, it was a year of slow but steady economic growth and a low
inflationary environment.   Combined with the actions of the Federal Reserve,
all conditions were right for an extremely robust bond market.
Most fixed-income securities benefited. Corporate bonds fared particularly well, outperforming both U.S. government securities and mortgage-backed securities, due in large part to rising corporate profits.

HOW YOUR FUND PERFORMED
With its emphasis on the corporate issues, New England Bond Income Fund
turned in a strong performance in 1995.   For the year ending December 31,
1995, the Fund had a total return on net asset value of 20.77% for Class A sha res. This compares favorably with a return of 15.31% for the Lehman Intermediate Government/Corporate Bond Index,4 and 16.62% for the Lipper Intermediate Investment Grade Debt Average6 for the same period. We are pleased to report that your Fund has posted consistently high rankings compared to its Lipper peer group.


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              New England Bond Income Fund
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For the periods ending December 29, 1995, Class A shares ranked 5 out of 157 for 1 year, 4 out of 37 for 5 years, and 3 out of 10 for 10 years. Class B shares ranked 11 out of 157 for the one-year period ending December 29, 1995.6

HOW WE MANAGED YOUR FUND
Many sectors of the corporate bond market contributed to the Fund's positive results. Several were star performers, especially the cable/media industry, where we committed a considerable percentage of the Fund's assets. This sector profited from an improving corporate financial picture and an overall ratings upgrade that took place over the course of the year.

Another strong portfolio performer was our investment in Canadian dollar-denominated bonds. These bonds benefited both from currency appreciation and the Canadian market's outperformance of the U.S. government market. The Fund's U.S. dollar-denominated Canadian bonds also fared well due in part to the resolution of the Quebec sovereignty issue in October.

Approximately 10% of Fund assets were invested in oil- and-gas issues. Coastal Corp. and Oryx Energy offered especially good returns. Both have improved their balance sheets and are potential credit upgrade candidates in 1996.

A significant portion of the portfolio was and continues to be invested in utilities, including telephone companies. As a sector, utilities held their own throughout 1995. Today they remain attractively priced, especially when

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              New England Bond Income Fund
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compared to bank obligations, industrials and financials.  As utilities go through a period of transition, selecting specific issues on a geographic basis is critical to success.

From a credit quality standpoint, we started the year by emphasizing BB and BBB grade bonds which outperformed higher rated corporates. For the first half of 1995, we were well compensated for assuming the additional credit risk. During the early summer, we grew more conservative and upgraded the portfolio's overall quality to the lower AA range.

Duration also contributed to the Fund's positive results.* Low inflation prompted us to be bullish and to extend the average duration out to between
5.5 and 5.7 years - a year longer than the Lehman Aggregate Index.
The portfolio was intentionally structured toward the long end of the yield curve, with emphasis on 10-30 year maturities. This positioning worked to our advantage, as prices of long-term securities moved up significantly.

INVESTMENT OUTLOOK
We still foresee a declining interest rate picture in 1996, with low inflation and slow growth. A recession in late 1996 or early 1997 is possible, but the chances seem remote. As a result, we are emphasizing credit quality

[FN]
* Duration measures the sensitivity of a bond or bond fund to interest rate moves, taking into account the amount and timing of interest payments as well as "maturity," or how much time remains before return of principal is due. The longer the duration, the more the value of the holding will fluctuate in response to interest rate moves.

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              New England Bond Income Fund
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and concentrating on sectors such as utilities, telephones, cable/media and oil and gas, which are less likely to be adversely affected if a recession does occur.

Corporate bonds closed out the year at historically tight spreads when compared to U.S.Treasury bonds. That means investors were not picking up enough of a yield advantage in the corporate sector to compensate for the higher risk of corporate bonds. This situation led us to upgrade our overall credit quality. As the spread narrows further, we will emphasize corporates in the A or AA category.

We expect further declines in interest rates, which makes us optimistic about the bond market in general. Accordingly, we intend to maintain a duration of about 5.7 years.

In conclusion, we do not expect to see a repeat of 1995's bond market rally, but we do believe market conditions are favorable for fixed-income investors. As is our practice, we will continue to manage the Fund actively with the goal of delivering attractive income with reasonable risk to our shareholders.

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              New England Bond Income Fund
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PORTFOLIO COMPOSITION 12/31/95*
[A pie chart appears here, depicting New England Bond Income FundOs portfolio composition at 12/31/95 by security type. The pie chart is broken in pieces representing security types in the following percentages:]

Security Type                 Percentage
-------------                -----------
-UTILITIES                                  18.4%
-FOREIGN CANADIAN GOVERNMENT BONDS           3.7%
-U.S. GOVERNMENT AND FEDERAL AGENCIES       25.6%
-CORPORATE BONDS INCLUDES FINANCIAL
 COMPANIES, BANKS, PUBLISHING, OIL & GAS,
 LEISURE, CHEMICALS, TELECOMMUNICATIONS,
 BROADCASTING                               35.3%
-YANKEE BONDS FOREIGN BONDS
 TRADED IN U.S. DOLLARS                     11.9%
-NET CASH & EQUIVALENTS                      5.1%

* Portfolio Composition will change with market and economic conditions.



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    [LOGO OF NEW ENGLAND FUNDS WHERE THE BEST MINDS MEET(TM) APPEARS HERE]

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          Portfolio Composition, Financial Statements and Highlights
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          NEW ENGLAND
          BOND INCOME FUND


-----------------
December 31, 1995
-----------------



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                            PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of December 31, 1995

Bonds and Notes--94.9% of Total Net Assets


   Face
  Amount     Description
Value (a)
--------------------------------------------------------------------------------
---------
             Broadcasting--0.9%
$ 2,000,000  Viacom Inc. 7.625%, 1/15/16.................................... $
2,023,540
                                                                             ---
---------
             Chemicals--3.6%
  6,988,000  Dow Chemical Co. 8.550%, 10/15/09..............................
8,277,915
                                                                             ---
---------
             Federal Agencies--19.8%(c)
    415,106  Federal Home Loan Bank 9.000%, 5/01/01.........................
433,528
  3,500,000  Federal National Mortgage Association 6.450%, 6/10/03..........
3,532,655
  8,000,000  Federal National Mortgage Association 7.850%, 9/10/04..........
8,493,040
  1,000,000  Federal National Mortgage Association 7.875%, 2/24/05..........
1,137,930
    951,333  Federal National Mortgage Association 7.500%, 11/01/24.........
975,715
 11,525,317  Government National Mortgage Association 7.000%, with various
11,672,956
               maturities to 2025...........................................
 12,320,072  Government National Mortgage Association 7.500%, with various
12,682,035
               maturities to 2025...........................................
  4,725,851  Government National Mortgage Association 8.500%, with various
4,965,120
               maturities to 2023...........................................
    333,569  Government National Mortgage Association 9.000%, with various
353,687
               maturities to 2016...........................................
    577,906  Government National Mortgage Association 11.500%, with various
655,841
               maturities to 2018...........................................
                                                                             ---
---------

44,902,507
                                                                             ---
---------
             Finance and Banking--6.5%
  6,075,000  American General Financial Corp. 8.450%, 10/15/09..............
7,190,795
  4,750,000  Associates Corp. of North America 8.550%, 7/15/09..............
5,703,658
  1,700,000  Toronto Dominion Bank Ontario 7.875%, 8/15/04..................
1,859,188
                                                                             ---
---------

14,753,641
                                                                             ---
---------
             Foreign--3.7%
  3,500,000  Government of Canada 7.500%, 9/01/00 (d).......................
2,659,308
  2,400,000  Ontario Hydro, 8.875%, 10/25/05 (d)............................
1,893,812
  5,000,000  Province of British Columbia 7.750%, 6/16/03 (d)...............
3,793,775
                                                                             ---
---------

8,346,895
                                                                             ---
---------
             Leisure--3.7%
  2,500,000  ITT Corp. 7.750%, 11/15/25.....................................
2,562,500
  5,000,000  Time Warner Entertainment Co. LP 9.150%, 2/01/23...............
5,730,700
                                                                             ---
---------

8,293,200
                                                                             ---
---------

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                       PORTFOLIO COMPOSITION--continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995

Bonds and Notes--continued
Face
  Amount     Description
Value (a)
--------------------------------------------------------------------------------
---------
             Oil and Gas--9.0%
$ 4,000,000  ANR Pipeline Co. 7.000%, 6/01/25............................... $
4,239,840
    900,000  Coastal Corp. 10.000%, 2/01/01.................................
1,043,919
  2,375,000  Oryx Energy Co. 10.000%, 6/15/99...............................
2,583,668
  4,400,000  Oryx Energy Co. 10.000%, 4/01/01...............................
4,886,640
  1,000,000  Oryx Energy Co. 8.000%, 10/15/03...............................
1,022,400
  3,200,000  Southern California Gas 8.750%,10/01/21........................
3,751,360
  2,500,000  USX Marathon Group 9.125%, 1/15/13.............................
2,874,350
                                                                             ---
---------

20,402,177
                                                                             ---
---------
             Publishing--4.2%
  5,500,000  News America Holdings, Inc. 9.500%, 7/15/24....................
6,809,935
  4,000,000  Western Publishing Group, Inc. 7.650%, 9/15/02.................
2,840,000
                                                                             ---
---------

9,649,935
                                                                             ---
---------
             Telecommunication--7.4%
  3,500,000  AT&T Corp. 8.350%, 1/15/25.....................................
3,991,855
  5,280,000  Tele-Communications, Inc. 9.250%, 1/15/23......................
5,768,242
  6,000,000  US West Communication 8.875%, 6/01/31..........................
6,992,700
                                                                             ---
---------

16,752,797
                                                                             ---
---------
             U.S. Government--5.8%
  2,000,000  U.S. Treasury Bonds, 10.750%, 5/15/03..........................
2,627,480
  1,000,000  U.S. Treasury Bonds, 11.125%, 8/15/03..........................
1,343,930
  1,000,000  U.S. Treasury Notes, 6.875%, 7/31/99...........................
1,050,690
  4,500,000  U.S. Treasury Notes, 8.500%, 11/15/00..........................
5,096,025
  3,000,000  U.S. Treasury Notes, 5.750%, 8/15/03...........................
3,040,350
                                                                             ---
---------

13,158,475
                                                                             ---
---------
             Utilities--Diversified--9.2%
  3,000,000  Arizona Public Service Co. 10.250%, 5/15/20....................
3,477,480
  2,600,000  Long Island Lighting Co. 8.900%, 7/15/19.......................
2,664,740
  2,500,000  New York State Electric & Gas Corp. 9.875%, 2/01/20............
2,652,500
  6,500,000  New York State Electric & Gas Corp. 8.875%, 11/01/21...........
7,131,085
  5,000,000  Tennessee Valley Authority, 6.125%, 7/15/03....................
5,055,350
                                                                             ---
---------

20,981,155
                                                                             ---
---------

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                       PORTFOLIO COMPOSITION--continued
--------------------------------------------------------------------------------
Investments as of December 31, 1995

Bonds and Notes--continued
Face
  Amount     Description
Value (a)
--------------------------------------------------------------------------------
---------
Utilities--Electric--9.2%
$ 2,000,000  Alabama Power Co. 8.750%, 12/01/21............................. $
2,133,300
  6,000,000  Arizona Public Service Co. 8.000%, 12/30/15....................
6,445,980
  4,392,000  Ohio Edison, 9.120%, 5/30/16...................................
4,510,804
  1,200,000  Texas Utilities Electric Co. 10.150%, 3/01/99..................
1,342,992
  2,300,000  Texas Utilities Electric Co. 8.875%, 2/01/22...................
2,728,651
  3,200,000  Texas Utilities Electric Co. 8.500%, 8/01/24...................
3,615,712
                                                                             ---
---------

20,777,439
                                                                             ---
---------
             Yankee--11.9%
  2,000,000  Asian Development Bank, 11.125%, 5/01/98.......................
2,238,820
  1,200,000  British Columbia Hydro & Petroleum, 12.500%, 9/01/13...........
1,442,784
  3,500,000  Canadian Pacific Ltd. 8.850%, 6/01/22..........................
4,062,975
    500,000  Columbia Republic, 8.750%, 10/06/99............................
528,875
  6,000,000  Hydro Quebec, 8.050%, 7/07/24..................................
6,877,740
  1,000,000  Maxus Energy Corp. YPF 10.190%, 5/09/96........................
1,005,000
  2,000,000  Maxus Energy Corp. YPF 11.500%, 11/15/15.......................
2,080,000
  2,250,000  Mexico (United Mexico State) 6.250%, 12/31/19 (e)..............
1,473,750
    600,000  Petroleos Mexicanos, 7.988%, 4/07/97...........................
601,500
  3,800,000  Petroleos Mexicanos, 8.625%, 12/01/23..........................
2,816,750
  3,310,000  Province of Ontario CDA, 11.500%, 3/10/13......................
3,835,231
                                                                             ---
---------

26,963,425
                                                                             ---
---------
             Total Bonds and Notes (Identified Cost $206,576,919)...........
215,283,101
                                                                             ---
---------
Short-Term Investment--3.4%
  7,845,000  Household Financial Corp. 5.650%, 1/02/96......................
7,843,769
                                                                             ---
---------
             Total Short-Term Investment (Identified Cost $7,843,769).......
7,843,769
                                                                             ---
---------
             Total Investments -- 98.3% (Identified Cost $214,420,688)
223,126,870
               (b)..........................................................
             Cash, Receivables and other assets.............................
4,684,580
             Liabilities....................................................
(878,629)
                                                                             ---
---------
             Total Net Assets -- 100%.......................................
$226,932,821

============

PORTFOLIO COMPOSITION--continued
--------------------------------------------------------------------------------
Investments as of December 31, 1995
Bonds and Notes--continued

(a)  See note 1A
(b) Federal Tax Information: At December 31, 1995 the net unrealized appreciation on investments based on cost for federal income tax purposes of $214,420,688 was as follows:
     Aggregate unrealized appreciation for all investments in which there is an excess of value over tax cost.................................. $
10,325,074
     Aggregate unrealized depreciation for all investments in which there is an excess of tax cost over value..................................
(1,618,892)
                                                                           -----
-------
     Net unrealized appreciation.......................................... $
8,706,182

============
(c) The Fund's investments in mortgaged backed securities of the Federal Home Loan Bank, Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pool of mortgages. All separate investments of each of these issues, which have the same coupon rate, have been aggregated for the purpose of presentation in the schedule of investments.
(d)  Denominated in Canadian dollars.
(e)  With rights attached.

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 1995

ASSETS
  Investments at value..........................................
$223,126,870
  Cash..........................................................
8,809
  Receivable for:
    Fund shares sold............................................
453,104
    Accrued interest............................................
4,211,667
  Prepaid registration expense..................................
11,000
                                                                             ---
---------

227,811,450
LIABILITIES
  Payable for:
    Fund shares redeemed........................................    427,808
    Dividends declared..........................................    214,767
  Accrued expenses:
    Management fees.............................................     82,139
    Deferred trustees' fees.....................................     66,988
    Accounting and administrative...............................      3,790
    Other expenses..............................................     83,137
                                                                  ---------

878,629
                                                                             ---
---------
NET ASSETS......................................................
$226,932,821

============
  Net Assets consist of:
    Capital paid in.............................................
$217,941,815
    Undistributed net investment income.........................
150,070
    Accumulated net realized gains..............................
135,531
    Unrealized appreciation on investments and foreign currency transactions..............................................
8,705,405
                                                                             ---
---------
NET ASSETS......................................................
$226,932,821

============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($200,284,925 divided by 16,200,959 shares of beneficial
  interest).....................................................
$12.36

======
Offering price per share (100/95.50 of $12.36)..................
$12.94*

======
Net asset value and offering price of Class B shares
  ($23,398,486 divided by 1,893,007 shares of beneficial
  interest).....................................................
$12.36**

======
Net asset value and offering price of Class C shares ($1,008,822 divided by 81,589 shares of beneficial interest)..............
$12.36

======
Net asset value and offering price of Class Y shares ($2,240,588 divided by 180,721 shares of beneficial interest).............
$12.40

======
Identified cost of investments..................................
$214,420,688

============

* Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of the these amounts.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


--------------------------------------------------------------------------------
                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Year Ended December 31, 1995


INVESTMENT INCOME
  Interest.....................................................
$15,841,259
  Expenses
    Management fees............................................  $   872,560
    Service fees -- Class A....................................      453,844
    Service and distribution fees -- Class B...................      158,962
    Service and distribution fees -- Class C...................        2,428
    Trustees' fees and expenses................................       27,706
    Accounting and administrative..............................       51,226
    Custodian..................................................      141,249
    Transfer agent.............................................      468,342
    Audit and tax services.....................................       50,000
    Legal......................................................       33,583
    Printing...................................................       59,993
    Registration...............................................       35,526
    Miscellaneous..............................................       25,308
2,380,727
                                                                 -----------   -
----------
  Net investment income........................................
13,460,532
REALIZED and UNREALIZED GAIN on INVESTMENTS and FOREIGN
  CURRENCY TRANSACTIONS
  Realized gain on:
  Investments -- net...........................................    3,097,553
  Foreign currency transactions -- net.........................      277,915
                                                                 -----------
  Total realized gain on investments and foreign currency
    transactions...............................................    3,375,468
                                                                 -----------
  Unrealized appreciation on:
  Investments -- net...........................................   21,412,279
  Foreign currency transactions -- net.........................        5,262
                                                                 -----------
  Total unrealized appreciation on investments and foreign
    currency transactions......................................   21,417,541
                                                                 -----------
  Net gain on investment transactions..........................
24,793,009
                                                                               -
----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.....................
$38,253,541

===========

--------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year Ended
Year Ended
                                                              December 31,
December 31,
                                                                  1994
1995
                                                              ------------   ---
---------
FROM OPERATIONS
  Net investment income.....................................  $ 11,141,142   $
13,460,532
  Net realized gain (loss) on investment transactions.......    (3,105,994)
3,375,468
  Unrealized appreciation (depreciation) on investments, and
    foreign currency........................................   (15,742,553)
21,417,541
                                                               -----------    --
---------
  Increase (decrease) in net assets from operations.........    (7,707,405)
38,253,541
                                                               -----------    --
---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A.................................................   (10,609,441)
(12,389,368)
    Class B.................................................      (362,940)
(971,501)
    Class C.................................................            --
(15,073)
    Class Y.................................................            --
(116,130)
                                                               -----------    --
---------
                                                               (10,972,381)
(13,492,072)
                                                               -----------    --
---------
  Increase in net assets derived from capital share
    transactions............................................     1,551,627
37,374,309
                                                               -----------    --
---------
  Total increase (decrease) in net assets...................   (17,128,159)
62,135,778
NET ASSETS
  Beginning of the year.....................................   181,925,202
164,797,043
                                                               -----------    --
---------
  End of the year...........................................  $164,797,043
$226,932,821
                                                              ============
============
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the year.....................................  $     11,424   $
43,998
                                                              ============
============
  End of the year...........................................  $     43,998   $
150,070
                                                              ============
============

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Class A
                                            ------------------------------------
------------
                                                        Year Ended December 31,
                                              1991      1992      1993      1994
1995
                                            --------  --------  --------  ------
--  --------
Net Asset Value, Beginning of Period....... $  11.12  $  12.14  $  12.12  $
12.18  $  10.95
                                            --------  --------  --------  ------
--  --------
Income From Investment Operations
Net Investment Income......................     0.88      0.85      0.77
0.72      0.81
Net Realized and Unrealized Gain (Loss) on
  Investments..............................     1.04      0.01      0.66
(1.23)     1.40
                                            --------  --------  --------  ------
--  --------
Total From Investment Operations...........     1.92      0.86      1.43
(0.51)     2.21
                                            --------  --------  --------  ------
--  --------
Less Distributions
Distributions From Net Investment Income...    (0.90)    (0.86)    (0.78)
(0.72)    (0.80)
Distributions From Net Realized Capital
  Gains....................................     0.00     (0.02)    (0.59)
0.00      0.00
                                            --------  --------  --------  ------
--  --------
Total Distributions........................    (0.90)    (0.88)    (1.37)
(0.72)    (0.80)
                                            --------  --------  --------  ------
--  --------
Net Asset Value, End of Period............. $  12.14  $  12.12  $  12.18  $
10.95  $  12.36
                                            ========  ========  ========
========  ========
Total Return (%)...........................     18.1       7.5      12.1
(4.2)     20.8
Ratio of Operating Expenses to Average
  Net Assets (%)...........................     1.15      1.08      1.04
1.08      1.14
Ratio of Net Investment Income to Average
  Net Assets (%)...........................     7.69      7.08      6.10
6.46      6.81
Portfolio Turnover Rate (%)................      218        89       202
77        81
Net Assets, End of Period (000)............ $113,759  $145,184  $179,264
$155,362  $200,285

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS--continued
--------------------------------------------------------------------------------

                                                              Class B
                                           -------------------------------------
--------
                                           September 13,(a)      Year
Year
                                               through          Ended
Ended
                                             December 31,    December 31,
December 31,
                                                 1993            1994
1995
                                           ----------------  ------------  -----
--------
Net Asset Value, Beginning of Period......      $13.06          $12.18        $
10.95
                                                ------          ------        --
-----
Income From Investment Operations
Net Investment Income.....................        0.20            0.63
0.72
Net Realized and Unrealized Gain (Loss) on
  Investments.............................       (0.30)          (1.23)
1.40
                                                ------          ------        --
-----
Total From Investment Operations..........       (0.10)          (0.60)
2.12
                                                ------          ------        --
-----
Less Distributions
Distributions From Net Investment
  Income..................................       (0.19)          (0.63)
(0.71)
Distributions From Net Realized Capital
  Gains...................................       (0.59)           0.00
0.00
                                                ------          ------        --
-----
Total Distributions.......................       (0.78)          (0.63)
(0.71)
                                                ------          ------        --
-----
Net Asset Value, End of Period............      $12.18          $10.95        $
12.36
                                                ======          ======
=======
Total Return (%)..........................        (0.8)(c)        (4.9)
19.9
Ratio of Operating Expenses to Average
  Net Assets (%)..........................        1.81(b)         1.83
1.89
Ratio of Net Investment Income to Average
  Net Assets (%)..........................        4.79(b)         5.71
6.06
Portfolio Turnover Rate (%)...............         202              77
81
Net Assets, End of Period (000)...........      $2,661          $9,435
$23,398

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Not computed on an annualized basis.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS--continued
--------------------------------------------------------------------------------

                                                                Class C
Class Y
                                                              ------------  ----
--------
                                                                  Year
Year
                                                                 Ended
Ended
                                                              December 31,
December 31,
                                                                  1995
1995
                                                              ------------  ----
--------
Net Asset Value, Beginning of Period.........................    $10.95
$10.95
                                                                 ------        -
-----
Income From Investment Operations
Net Investment Income........................................      0.56
0.80
Net Realized and Unrealized Gain (Loss) on Investments.......      1.40
1.44
                                                                 ------        -
-----
Total From Investment Operations.............................      1.96
2.24
                                                                 ------        -
-----
Less Distributions
Distributions From Net Investment Income.....................     (0.55)
(0.79)
                                                                 ------        -
-----
Total Distributions..........................................     (0.55)
(0.79)
                                                                 ------        -
-----
Net Asset Value, End of Period...............................    $12.36
$12.40
                                                                 ======
======
Total Return (%).............................................      18.1
21.0
Ratio of Operating Expenses to Average Net Assets (%)........      1.89
0.89
Ratio of Net Investment Income to Average Net Assets (%).....      6.06
7.06
Portfolio Turnover Rate (%)..................................        81
81
Net Assets, End of Period (000)..............................    $1,009
$2,241

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 1995

1. The Fund is a Series of The New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993 and Class C and Class Y shares on December 30, 1994. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------
December 31, 1995

B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------
December 31, 1995

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the year ended December 31, 1995 were as follows:

                     Purchases                                Sales
         ---------------------------------      --------------------------------
-
         U.S. Government         Other          U.S. Government         Other
         ---------------     -------------      ---------------     ------------
-
           $19,834,486        $142,966,980        $ 6,944,567
$137,669,163

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------
December 31, 1995

Transactions in forward currency contracts of the Fund for the year ended December 31, 1995 are summarized as follows:

                                                            Sales of
                                                            Forward
                                                            Currency
                                                           Contracts
                                                          ------------
                                                             Aggregate
                                                            Face Value
                                                          of Contracts
                                                          ------------
Contracts opened........................................  $ 12,697,635
Contracts closed........................................   (12,697,635)
                                                          ------------
Open at December 31, 1995...............................            $0
                                                          ============

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the year ended December 31, 1995 provided for fees as set forth below:

                Annual Percentage
Fees Earned            Rate            Annual Net Asset Value Levels
----------      ------------------    ------------------------------
  $872,560      0.500%                the first $100 million
                0.375%                the excess over $100 million

Effective January 1, 1996, New England Funds Management, L.P. became the adviser for the Fund with the aforementioned adviser being retained as the Fund's sub-adviser.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund,
(ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995, these

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------
December 31, 1995

expenses amounted to $51,226 and are shown separately in the financial statements as accounting and administrative services.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $318,142 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $453,844 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1996 is $1,919,349.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $39,741 and $607 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the year ended December 31, 1995, the Fund paid New England Funds $119,221 and $1,821 in distribution fees under the Class B and Class C Plans, respectively.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------
December 31, 1995

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1995 amounted to $490,912.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                        $2,400
Meeting Fee                            $125/meeting
Committee Meeting Fee                  $75/meeting
Committee Chairman Annual Retainer     $125

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized divided into four classes: Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                            Year Ended                    Year
Ended
                                         December 31, 1994             December
31, 1995
                                      -----------------------       ------------
-----------
Class A                                Shares         Amount         Shares
Amount
-------                              ---------     -----------     ---------
-----------
Shares sold.......................    2,782,679    $ 31,957,441     2,700,665
$ 30,791,035
Shares issued in the merger with
  New England Global Government
  Fund............................            0               0     1,513,135
17,368,227
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income........................      831,850       9,458,333       937,520
11,088,211
                                     ----------    ------------    ----------
------------
                                      3,614,529      41,415,774     5,151,320
59,247,473
Shares repurchased................   (4,144,078)    (47,250,851)   (3,144,314)
(36,944,840)
                                     ----------    ------------    ----------
------------
Net increase (decrease)...........     (529,549)   $ (5,835,077)    2,007,006
$ 22,302,633
                                     ==========    ============     =========
============

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------
December 31, 1995


                                               Year Ended                  Year
Ended
                                            December 31, 1994          December
31, 1995
                                          --------------------       -----------
----------
Class B                                   Shares       Amount        Shares
Amount
-------                                  -------     ----------     --------
----------
Shares sold...........................    733,069    $ 8,400,341      973,948
$11,423,501
Shares issued in the merger with New
  England Global Government Fund......          0              0      132,100
$ 1,516,371
Shares issued in connection with the
  reinvestment of:
  Dividends from net investment
    income............................     28,872        324,828       69,864
830,708
                                         --------    -----------    ---------
-----------
                                          761,941      8,725,169    1,175,912
13,770,580
Shares repurchased....................   (118,627)    (1,338,465)    (144,789)
(1,723,515)
                                         --------    -----------    ---------
-----------
Net increase..........................    643,314    $ 7,386,704    1,031,123
$12,047,065
                                         ========    ===========    =========
===========
Year Ended
                                                                       December
31, 1995
                                                                     -----------
----------
Class C                                                              Shares
Amount
-------                                                             --------
----------
Shares sold...........................                                118,121
$ 1,417,727
Shares issued in connection with the
  reinvestment of:
  Dividends from net investment
    income............................                                  1,084
13,111
                                                                    ---------
-----------
                                                                      119,205
1,430,838
Shares repurchased....................                                (37,616)
(450,113)
                                                                    ---------
-----------
Net increase..........................                                 81,589
$   980,725
                                                                    =========
===========
Year Ended
                                                                       December
31, 1995
                                                                    ------------
-----------
Class Y                                                              Shares
Amount
-------                                                            ---------
-----------
Shares sold.......................                                    183,755
$  2,080,961
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income........................                                      9,639
114,837
                                                                   ----------
------------
                                                                      193,394
2,195,798
Shares repurchased................                                    (12,673)
(151,912)
                                                                   ----------
------------
Net increase......................                                    180,721
2,043,886
                                                                   ----------
------------
Increase derived from capital
  shares transactions.............      113,765    $  1,551,627     3,300,439
$ 37,374,309
                                      =========    ============     =========
============

5. ACQUISITION OF NEW ENGLAND GLOBAL GOVERNMENT FUND. On April 28, 1995, New England Bond Income Fund acquired all the net assets of New England Global Government Fund pursuant to a plan of reorganization approved by New England Global Government Fund shareholders on April 25, 1995. The acquisition was accomplished by a tax-free exchange of 1,513,135 shares of New England Bond

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------
December 31, 1995

Income Fund Class A shares (valued at $17,368,227) for 1,520,543 shares of New England Global Government Fund Class A outstanding on April 28, 1995; and 132,100 New England Bond Income Fund Class B shares (valued at $1,516,371) for 132,855 shares of New England Global Government Fund Class B outstanding on April 28, 1995. New England Global Government Fund's net assets at that date ($18,884,598), including $958,329 of unrealized appreciation, were combined with those of New England Bond Income Fund. The combined net assets of New England Bond Income Fund immediately after the acquisition were $198,180,665.

--------------------------------------------------------------------------------
                      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of NEW ENGLAND BOND INCOME FUND

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Bond Income Fund ("the Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 7, 1996

-------------------------------------------------------------------------------
                             SHAREHOLDER MEETING
-------------------------------------------------------------------------------
At a special shareholders' meeting held on December 28, 1995, shareholders of the New England Bond Income Fund voted for the following proposals:


                              Voted         Voted      Abstained      Broker
Total
                               For         Against       Votes       Non-Votes
Votes
                          -------------  -----------  -----------  -------------
--------------
1. To approve new
   investment advisory
   arrangements to be
   effective upon the
   merger of New England
   Mutual Life Insurance
   Company into
   Metropolitan Life
   Insurance Company,
   such arrangements to
   be substantially
   identical to the
   investment advisory
   arrangements in effect
   for the Fund
   immediately prior to
   such merger........... 9,872,174.782  233,488.225  371,073.728
10,476,736.735
                          =============  ===========  ===========
2. To approve a new
   Advisory Agreement
   between the Fund and
   New England Funds
   Management, L.P.
   ("NEFM").............. 9,557,421.702  481,956.272  402,927.760     34,431.000
10,476,736.734
                          =============  ===========  ===========   ============
3. To approve a related
   Sub-Advisory Agreement
   between NEFM and such
   Fund's current
   investment adviser.... 9,527,692.928  500,557.690  414,055.116     34,431.000
10,476,736.734
                          =============  ===========  ===========   ============
4. To approve changes in
   the Fund's fundamental
   investment
   restrictions, in order
   to permit the Fund to
   engage in transactions
   in options and futures
   contracts and currency
   forward contracts..... 7,945,260.699  799,237.383  410,170.652  1,322,068.000
10,476,736.734
                          =============  ===========  ===========  =============

--------------------------------------------------------------------
                     Regular Investing Pays
--------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1.  It's an easy way to build assets
2.  It's convenient and effortless
3.  It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.  It can help you benefit from the ups and downs of the market
    With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -
    without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING
[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $50
Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $  3,661
10                                              $  9,040
15                                              $ 16,943
20                                              $ 28,555
25                                              $ 45,618

Monthly investments of $100
Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $  7,322
10                                              $ 18,079
15                                              $ 33,886
20                                              $ 57,111
25                                              $ 91,236

Monthly investments of $200
Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $ 14,643
10                                              $ 36,158
15                                              $ 67,772
20                                              $114,222
25                                              $182,472

Monthly investments of $500
Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $ 36,608
10                                              $ 90,396
15                                              $169,429
20                                              $285,555
25                                              $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New
England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.
You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

-----------------------------------------------------------------------
                       Saving For Retirement
-----------------------------------------------------------------------

An Early Start Can Make a Big Difference
With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow. The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer - for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg?

For the answer, look at the chart.

AN EARLY START CAN MAKE A BIG DIFFERENCE
[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins at age 30 for 10 years:
Age                                       Growth of Investments
30                                                       $2,000
35                                                      $15,431
40                                                      $35,062
45                                                      $90,943
55                                                     $146,464
60                                                     $235,882
65                                                     $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                       Growth of Investments
40                                                       $2,000
45                                                      $15,431
50                                                      $37,062
55                                                      $71,899
60                                                     $128,005
65                                                     $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of investor B's commitment - and for less than half the time. Yet investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

--------------------------------------------------------------------------------
--
                            INFORMATION ON CALL
--------------------------------------------------------------------------------
--


You Can Call New England Funds Day or Night

Do you like to keep on top of your New England Funds but can't always call us during regular business hours? With Tele#Facts, New England Funds' 24-hours a day automated telephone system, you can call us any time that's convenient for you - day or night!

By calling 1-800-346-5984 from any Touch-ToneRegistration Mark telephone, you can:

- Check the current value of your New England Fund account
- Find out the current yield and total return on any New England Fund
- Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:

1. YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number

2. THE FUND NUMBER - two- or three-digit number listed on the Tele#Facts wallet card

3. FUNCTION NUMBER - listed on the Tele#Facts wallet card

4. ACCOUNT NUMBER - listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think you'll enjoy this easy-to-use and convenient service from New England Funds!

--------------------------------------------------------
                New England Funds
--------------------------------------------------------

STOCK FUNDS

Growth Fund of Israel
  International Equity Fund
  Star Worldwide Fund
  Growth Fund
  Star Advisers Fund
  Capital Growth Fund
  Value Fund
  Growth Opportunities Fund
  Balanced Fund

BOND FUNDS

  High Income Fund
  Strategic Income Fund
  Government Securities Fund
  Bond Income Fund
  Limited Term U.S. Government Fund
  Adjustable Rate U.S. Government Fund

TAX EXEMPT FUNDS

  Municipal Income Fund
  Massachusetts Tax Free Income Fund
  Intermediate Term Tax Free Fund of California
  Intermediate Term Tax Free Fund of New York

MONEY MARKET FUNDS
  Cash Management Trust
- Money Market Series
- U.S. Government Series
  Tax Exempt Money Market Trust

To learn more, and for a free prospectus, contact your financial representative.

New England Funds, L.P.
399 Boylston Street
Boston, MA  02116
Toll Free  800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
NEW ENGLAND FUNDS
Where the best Minds Meet[TM]

399 Boylston Street
Boston, Massachusetts
02116

[ARTWORK]
QUALITY
TESTED SERVICE
1996
DALBAR
HONORS COMMITMENT TO:
INVESTORS

BI56

[LOGO] Printed On Recycled Paper



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First Class
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Boston, MA
Permit No. 770
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
APPENDIX TO FORM N30-D FILINGS TO DESCRIBE DIFFERENCES BETWEEN
PRINTED AND EDGAR-FILED TEXTS.

(1)    Rule lines for tables are omitted.

(2)    Italic typefaces is displayed in normal type.

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(4)    Headers (e.g. the names of the fund) and footers (e.g. page numbers and
       "See accompanying notes to the financial statements") are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)    Bullet points and similar graphic symbols are omitted.

(7)    Page numbering is different.